Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Smead Funds Trust
Prospectus Date	rr_ProspectusDate	Mar. 30, 2017
Supplement [Text Block]	sft_SupplementTextBlock

SMEAD FUNDS TRUST

Supplement dated October 20, 2017 to the

Prospectus dated March 30, 2017

Smead Value Fund

Investor Class Shares (SMVLX)	Class R1 Shares (SVFDX)
Class A Shares (SVFAX)	Class R2 Shares (SVFKX)
Class C Shares (SVFCX)	Class R3 Shares (SVFRX)
Class I1 Shares (SVFFX)	Class R4 Shares (SVFLX)
Class I2 Shares (SVFIX)	Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Smead Value Fund Prospectus dated March 30, 2017. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

The Annual Fund Operating Expenses table in the section entitled “Summary Section – Fees and Expenses of the Fund” on pages 1-2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class shares	Class A shares	Class C shares		Class I1 shares	Class I2 shares
Management Fees	0.75%	0.75%	0.75%		0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.25%	0.75%		None	None
Other Expenses	0.12%	0.13%	0.12%	(2)	0.13%	0.12%	(2)
Shareholder Servicing Fee	0.17%	0.17%	0.25%		0.15%	0.10%	(2)
Total Annual Fund Operating Expenses	1.29%	1.30%	1.87%		1.03%	0.97%
Fee Waiver/Expense Reimbursement(3)	(0.03)%	(0.04)%	(0.03)%		(0.04)%	(0.03)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.26%	1.26%	1.84%		0.99%	0.94%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R1 shares	Class R2 shares	Class R3 shares		Class R4 shares	Class Y shares
Management Fees	0.75%	0.75%	0.75%		0.75%	0.75%
Distribution (12b-1) Fees	0.50%	0.50%	0.50%		0.25%	None
Other Expenses	0.13%	0.17%	0.12%	(2)	0.12% (2)	0.13%
Shareholder Servicing Fee	0.25%	0.10%	None		None	None
Total Annual Fund Operating Expenses	1.63%	1.52%	1.37%		1.12%	0.88%
Fee Waiver/Expense Reimbursement(3)	(0.04)%	(0.08)%	(0.03)%		(0.03)%	(0.04)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.59%	1.44%	1.34%		1.09%	0.84%
(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within twelve months of purchase.
(2)	Class C shares, Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations. These expenses are estimated based on the other expenses of the Fund for the fiscal year ended November 30, 2016.
(3)
Smead Capital Management, Inc. (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.26% for Investor Class shares, 1.26% for Class A shares, 1.84% for Class C shares, 0.99% for Class I1 shares, 0.94% for Class I2 shares, 1.59% for Class R1 shares, 1.44% for Class R2 shares, 1.34% for Class R3 shares, 1.09% for Class R4 shares and 0.84% for Class Y shares through March 31, 2018, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any waiver of management fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.

The table in the section entitled “Summary Section – Fees and Expenses of the Fund – Example” on pages 2-3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

	One Year	Three Years	Five Years	Ten Years
Investor Class
(if you redeem your shares)	$128	$405	$704	$1,553
(if you did not redeem your shares)	$128	$405	$704	$1,553
Class A
(if you redeem your shares)	$696	$959	$1,243	$2,049
(if you did not redeem your shares)	$696	$959	$1,243	$2,049
Class C
(if you redeem your shares)	$290	$585	$1,008	$2,188
(if you did not redeem your shares)	$187	$585	$1,008	$2,188
Class I1
(if you redeem your shares)	$101	$323	$564	$1,255
(if you did not redeem your shares)	$101	$323	$564	$1,255
Class I2
(if you redeem your shares)	$96	$305	$533	$1,186
(if you did not redeem your shares)	$96	$305	$533	$1,186
Class R1
(if you redeem your shares)	$162	$510	$882	$1,929
(if you did not redeem your shares)	$162	$510	$882	$1,929
Class R2
(if you redeem your shares)	$147	$471	$820	$1,804
(if you did not redeem your shares)	$147	$471	$820	$1,804
Class R3
(if you redeem your shares)	$136	$431	$747	$1,644
(if you did not redeem your shares)	$136	$431	$747	$1,644
Class R4
(if you redeem your shares)	$111	$353	$614	$1,360
(if you did not redeem your shares)	$111	$353	$614	$1,360
Class Y
(if you redeem your shares)	$86	$277	$484	$1,081
(if you did not redeem your shares)	$86	$277	$484	$1,081

Smead Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sft_SupplementTextBlock

SMEAD FUNDS TRUST

Supplement dated October 20, 2017 to the

Prospectus dated March 30, 2017

Smead Value Fund

Investor Class Shares (SMVLX)	Class R1 Shares (SVFDX)
Class A Shares (SVFAX)	Class R2 Shares (SVFKX)
Class C Shares (SVFCX)	Class R3 Shares (SVFRX)
Class I1 Shares (SVFFX)	Class R4 Shares (SVFLX)
Class I2 Shares (SVFIX)	Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Smead Value Fund Prospectus dated March 30, 2017. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

The Annual Fund Operating Expenses table in the section entitled “Summary Section – Fees and Expenses of the Fund” on pages 1-2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class shares	Class A shares	Class C shares		Class I1 shares	Class I2 shares
Management Fees	0.75%	0.75%	0.75%		0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.25%	0.75%		None	None
Other Expenses	0.12%	0.13%	0.12%	(2)	0.13%	0.12%	(2)
Shareholder Servicing Fee	0.17%	0.17%	0.25%		0.15%	0.10%	(2)
Total Annual Fund Operating Expenses	1.29%	1.30%	1.87%		1.03%	0.97%
Fee Waiver/Expense Reimbursement(3)	(0.03)%	(0.04)%	(0.03)%		(0.04)%	(0.03)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.26%	1.26%	1.84%		0.99%	0.94%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R1 shares	Class R2 shares	Class R3 shares		Class R4 shares	Class Y shares
Management Fees	0.75%	0.75%	0.75%		0.75%	0.75%
Distribution (12b-1) Fees	0.50%	0.50%	0.50%		0.25%	None
Other Expenses	0.13%	0.17%	0.12%	(2)	0.12% (2)	0.13%
Shareholder Servicing Fee	0.25%	0.10%	None		None	None
Total Annual Fund Operating Expenses	1.63%	1.52%	1.37%		1.12%	0.88%
Fee Waiver/Expense Reimbursement(3)	(0.04)%	(0.08)%	(0.03)%		(0.03)%	(0.04)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.59%	1.44%	1.34%		1.09%	0.84%
(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within twelve months of purchase.
(2)	Class C shares, Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations. These expenses are estimated based on the other expenses of the Fund for the fiscal year ended November 30, 2016.
(3)
Smead Capital Management, Inc. (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.26% for Investor Class shares, 1.26% for Class A shares, 1.84% for Class C shares, 0.99% for Class I1 shares, 0.94% for Class I2 shares, 1.59% for Class R1 shares, 1.44% for Class R2 shares, 1.34% for Class R3 shares, 1.09% for Class R4 shares and 0.84% for Class Y shares through March 31, 2018, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any waiver of management fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.

The table in the section entitled “Summary Section – Fees and Expenses of the Fund – Example” on pages 2-3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

	One Year	Three Years	Five Years	Ten Years
Investor Class
(if you redeem your shares)	$128	$405	$704	$1,553
(if you did not redeem your shares)	$128	$405	$704	$1,553
Class A
(if you redeem your shares)	$696	$959	$1,243	$2,049
(if you did not redeem your shares)	$696	$959	$1,243	$2,049
Class C
(if you redeem your shares)	$290	$585	$1,008	$2,188
(if you did not redeem your shares)	$187	$585	$1,008	$2,188
Class I1
(if you redeem your shares)	$101	$323	$564	$1,255
(if you did not redeem your shares)	$101	$323	$564	$1,255
Class I2
(if you redeem your shares)	$96	$305	$533	$1,186
(if you did not redeem your shares)	$96	$305	$533	$1,186
Class R1
(if you redeem your shares)	$162	$510	$882	$1,929
(if you did not redeem your shares)	$162	$510	$882	$1,929
Class R2
(if you redeem your shares)	$147	$471	$820	$1,804
(if you did not redeem your shares)	$147	$471	$820	$1,804
Class R3
(if you redeem your shares)	$136	$431	$747	$1,644
(if you did not redeem your shares)	$136	$431	$747	$1,644
Class R4
(if you redeem your shares)	$111	$353	$614	$1,360
(if you did not redeem your shares)	$111	$353	$614	$1,360
Class Y
(if you redeem your shares)	$86	$277	$484	$1,081
(if you did not redeem your shares)	$86	$277	$484	$1,081

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within twelve months of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Class C shares, Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations. These expenses are estimated based on the other expenses of the Fund for the fiscal year ended November 30, 2016.
Smead Value Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
One Year	rr_ExpenseExampleYear01	$ 128
Three Years	rr_ExpenseExampleYear03	405
Five Years	rr_ExpenseExampleYear05	704
Ten Years	rr_ExpenseExampleYear10	1,553
One Year	rr_ExpenseExampleNoRedemptionYear01	128
Three Years	rr_ExpenseExampleNoRedemptionYear03	405
Five Years	rr_ExpenseExampleNoRedemptionYear05	704
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,553
Smead Value Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
One Year	rr_ExpenseExampleYear01	$ 696
Three Years	rr_ExpenseExampleYear03	959
Five Years	rr_ExpenseExampleYear05	1,243
Ten Years	rr_ExpenseExampleYear10	2,049
One Year	rr_ExpenseExampleNoRedemptionYear01	696
Three Years	rr_ExpenseExampleNoRedemptionYear03	959
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,243
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,049
Smead Value Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
One Year	rr_ExpenseExampleYear01	$ 290
Three Years	rr_ExpenseExampleYear03	585
Five Years	rr_ExpenseExampleYear05	1,008
Ten Years	rr_ExpenseExampleYear10	2,188
One Year	rr_ExpenseExampleNoRedemptionYear01	187
Three Years	rr_ExpenseExampleNoRedemptionYear03	585
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,008
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,188
Smead Value Fund | Class I1 shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	323
Five Years	rr_ExpenseExampleYear05	564
Ten Years	rr_ExpenseExampleYear10	1,255
One Year	rr_ExpenseExampleNoRedemptionYear01	101
Three Years	rr_ExpenseExampleNoRedemptionYear03	323
Five Years	rr_ExpenseExampleNoRedemptionYear05	564
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,255
Smead Value Fund | Class I2 shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
One Year	rr_ExpenseExampleYear01	$ 96
Three Years	rr_ExpenseExampleYear03	305
Five Years	rr_ExpenseExampleYear05	533
Ten Years	rr_ExpenseExampleYear10	1,186
One Year	rr_ExpenseExampleNoRedemptionYear01	96
Three Years	rr_ExpenseExampleNoRedemptionYear03	305
Five Years	rr_ExpenseExampleNoRedemptionYear05	533
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,186
Smead Value Fund | Class R1 shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
One Year	rr_ExpenseExampleYear01	$ 162
Three Years	rr_ExpenseExampleYear03	510
Five Years	rr_ExpenseExampleYear05	882
Ten Years	rr_ExpenseExampleYear10	1,929
One Year	rr_ExpenseExampleNoRedemptionYear01	162
Three Years	rr_ExpenseExampleNoRedemptionYear03	510
Five Years	rr_ExpenseExampleNoRedemptionYear05	882
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,929
Smead Value Fund | Class R2 shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.44%
One Year	rr_ExpenseExampleYear01	$ 147
Three Years	rr_ExpenseExampleYear03	471
Five Years	rr_ExpenseExampleYear05	820
Ten Years	rr_ExpenseExampleYear10	1,804
One Year	rr_ExpenseExampleNoRedemptionYear01	147
Three Years	rr_ExpenseExampleNoRedemptionYear03	471
Five Years	rr_ExpenseExampleNoRedemptionYear05	820
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,804
Smead Value Fund | Class R3 shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
One Year	rr_ExpenseExampleYear01	$ 136
Three Years	rr_ExpenseExampleYear03	431
Five Years	rr_ExpenseExampleYear05	747
Ten Years	rr_ExpenseExampleYear10	1,644
One Year	rr_ExpenseExampleNoRedemptionYear01	136
Three Years	rr_ExpenseExampleNoRedemptionYear03	431
Five Years	rr_ExpenseExampleNoRedemptionYear05	747
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,644
Smead Value Fund | Class R4 shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
One Year	rr_ExpenseExampleYear01	$ 111
Three Years	rr_ExpenseExampleYear03	353
Five Years	rr_ExpenseExampleYear05	614
Ten Years	rr_ExpenseExampleYear10	1,360
One Year	rr_ExpenseExampleNoRedemptionYear01	111
Three Years	rr_ExpenseExampleNoRedemptionYear03	353
Five Years	rr_ExpenseExampleNoRedemptionYear05	614
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,360
Smead Value Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
One Year	rr_ExpenseExampleYear01	$ 86
Three Years	rr_ExpenseExampleYear03	277
Five Years	rr_ExpenseExampleYear05	484
Ten Years	rr_ExpenseExampleYear10	1,081
One Year	rr_ExpenseExampleNoRedemptionYear01	86
Three Years	rr_ExpenseExampleNoRedemptionYear03	277
Five Years	rr_ExpenseExampleNoRedemptionYear05	484
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,081

[1]	Smead Capital Management, Inc. (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.26% for Investor Class shares, 1.26% for Class A shares, 1.84% for Class C shares, 0.99% for Class I1 shares, 0.94% for Class I2 shares, 1.59% for Class R1 shares, 1.44% for Class R2 shares, 1.34% for Class R3 shares, 1.09% for Class R4 shares and 0.84% for Class Y shares through March 31, 2018, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any waiver of management fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.
[2]	Class C shares, Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations. These expenses are estimated based on the other expenses of the Fund for the fiscal year ended November 30, 2016.